Warrants (Schedule Of Unrealized Gain/(Loss) On Fair Value Of Warrants) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	$ (58,392)	$ 1,513,371	$ 2,265,869	$ 5,546,049
Expired Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants				64,307
November 2015 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(916)	197,084	234,863	1,025,132
November 2015 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants		380	435	2,501
March 2016 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(801)	114,799	159,660	537,455
September 2016 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(11,443)	217,869	330,638	720,249
June 2017 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(18,628)	388,391	611,588	1,358,540
June 2017 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(1,729)	41,911	64,304	156,442
October 2017 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(22,406)	496,501	777,779	1,504,001
October 2017 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	$ (2,469)	$ 56,436	$ 86,602	$ 177,422